                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-3266

                      (Investment Company Act File Number)

                  Federated Government Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  2/28/07

              Date of Reporting Period:  Fiscal year ended 2/28/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Government Income Securities, Inc.

Established 1986

ANNUAL SHAREHOLDER REPORT

February 28, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$8.79	$8.94	$9.12	$9.23	$8.82
Income From Investment Operations:
Net investment income	0.39 [2]	0.35 [2]	0.32 [2]	0.34 [2]	0.42 [2]
Net realized and unrealized gain (loss) on investments	0.02	(0.14)	(0.15)	(0.06)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.21	0.17	0.28	0.85
Less Distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.35)	(0.39)	(0.44)
Net Asset Value, End of Period	$8.81	$8.79	$8.94	$9.12	$9.23
Total Return [3]	4.75%	2.35%	1.90%	3.13%	9.86%

Ratios to Average Net Assets:
Net expenses	0.99%	0.99%	0.98%	0.98%	0.98%
Net investment income	4.44%	3.99%	3.57%	3.70%	4.69%
Expense waiver/reimbursement [4]	0.52%	0.50%	0.50%	0.49%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,037	$69,672	$49,554	$57,407	$77,994
Portfolio turnover [5]	92%	117%	66%	50%	424%

1 Beginning with the year ended February 28, 2006, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$8.76	$8.92	$9.10	$9.20	$8.80
Income From Investment Operations:
Net investment income	0.32 [2]	0.28 [2]	0.25 [2]	0.27 [2]	0.35 [2]
Net realized and unrealized gain (loss) on investments	0.03	(0.15)	(0.15)	(0.05)	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.13	0.10	0.22	0.77
Less Distributions:
Distributions from net investment income	(0.32)	(0.29)	(0.28)	(0.32)	(0.37)
Net Asset Value, End of Period	$8.79	$8.76	$8.92	$9.10	$9.20
Total Return [3]	4.09%	1.46%	1.14%	2.47%	8.97%

Ratios to Average Net Assets:
Net expenses	1.74%	1.74%	1.73%	1.73%	1.73%
Net investment income	3.67%	3.20%	2.84%	2.95%	3.94%
Expense waiver/reimbursement [4]	0.27%	0.25%	0.25%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$50,683	$72,376	$97,339	$132,496	$179,786
Portfolio turnover [5]	92%	117%	66%	50%	424%

1 Beginning with the year ended February 28, 2006, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$8.79	$8.95	$9.13	$9.23	$8.82
Income From Investment Operations:
Net investment income	0.32 [2]	0.29 [2]	0.26 [2]	0.27 [2]	0.35 [2]
Net realized and unrealized gain (loss) on investments	0.03	(0.16)	(0.16)	(0.05)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.35	0.13	0.10	0.22	0.78
Less Distributions:
Distributions from net investment income	(0.32)	(0.29)	(0.28)	(0.32)	(0.37)
Net Asset Value, End of Period	$8.82	$8.79	$8.95	$9.13	$9.23
Total Return [3]	4.08%	1.46%	1.14%	2.47%	9.05%

Ratios to Average Net Assets:
Net expenses	1.73%	1.74%	1.73%	1.73%	1.73%
Net investment income	3.68%	3.21%	2.84%	2.95%	3.94%
Expense waiver/reimbursement [4]	0.27%	0.25%	0.25%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,779	$22,676	$26,091	$33,941	$41,532
Portfolio turnover [5]	92%	117%	66%	50%	424%

1 Beginning with the year ended February 28, 2006, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$8.77	$8.93	$9.11	$9.22	$8.81
Income From Investment Operations:
Net investment income	0.39 [2]	0.35 [2]	0.32 [2]	0.34 [2]	0.42 [2]
Net realized and unrealized gain (loss) on investments	0.03	(0.15)	(0.15)	(0.06)	0.43
TOTAL FROM INVESTMENT OPERATIONS	0.42	0.20	0.17	0.28	0.85
Less Distributions:
Distributions from net investment income	(0.39)	(0.36)	(0.35)	(0.39)	(0.44)
Net Asset Value, End of Period	$8.80	$8.77	$8.93	$9.11	$9.22
Total Return [3]	4.87%	2.23%	1.92%	3.14%	9.88%

Ratios to Average Net Assets
Net expenses	0.99%	0.99%	0.98%	0.98%	0.98%
Net investment income	4.43%	3.96%	3.59%	3.70%	4.69%
Expense waiver/reimbursement [4]	0.27%	0.25%	0.25%	0.24%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$421,515	$486,918	$558,413	$652,529	$750,964
Portfolio turnover [5]	92%	117%	66%	50%	424%

1 Beginning with the year ended February 28, 2006, the fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

5 This calculation excludes purchases and sales from dollar roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,031.10	$4.99
Class B Shares	$1,000	$1,027.30	$8.75
Class C Shares	$1,000	$1,027.20	$8.70
Class F Shares	$1,000	$1,031.10	$4.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.89	$4.96
Class B Shares	$1,000	$1,016.17	$8.70
Class C Shares	$1,000	$1,016.22	$8.65
Class F Shares	$1,000	$1,019.89	$4.96

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.73%
Class F Shares	0.99%

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 4.75% for the Class A Shares, 4.09% for the Class B Shares, 4.08% for the Class C Shares and 4.87% for the Class F Shares. The total return for the Class F Shares consisted of 4.53% of income and 0.34% appreciation in the net asset value of the shares. The total return of the fund's blended benchmark, a composite benchmark, calculated by the fund's investment adviser by combining 60% of the total return of the Lehman Brothers Mortgage Backed Securities Index and 40% of the total return of the Lehman Brothers Government Index, was 5.44%. 1 The fund's total return reflected actual cashflows, transaction costs and other expenses not reflected in the total return of the passive index.

The fund's investment strategy focused on: (a) sector allocation; (b) security selection; and (c) the effective duration of the portfolio (which reflects the portfolio's sensitivity to changes in interest rates).

For the purposes of the following, the discussion will focus on performance of the fund's Class F Shares.

MARKET OVERVIEW

Interest rates were largely unchanged when measured on a year-over-year basis. Specifically, two-year Treasury yields decreased 0.03% and ten-year Treasury yields increased 0.01%.

Mortgage-backed securities (MBS) outperformed relative to similar duration U.S. Treasury securities. Strong demand, a result of benign prepayments and lower volatility, drove mortgage-to-Treasury spreads tighter during the reporting period.

1 Lehman Brothers Government Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed-income security mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages. Investments cannot be made directly in an index.

SECTOR ALLOCATION

Allocation among sectors--including mortgage-backed securities, Treasurys and agency debt--was adjusted throughout the reporting period based on views of relative value. During a significant portion of the reporting period, mortgage-backed securities were favored over agency and Treasury debt. 2 Due to the outperformance of the MBS sector, sector allocation positively impacted fund performance.

Additionally, the fund favored 30-year MBS relative to 15-year maturities based on favorable demand, declining volatility and the potential for tighter yield spreads. Fund performance benefited as the 30-year sector posted greater returns than 15-year MBS.

SECURITY SELECTION

Throughout the reporting period the fund purchased securities with potentially better yield and total return characteristics relative to the index. This strategy included taking advantage of securities with the most economically advantageous dollar roll characteristics. Higher yielding securities positively impacted fund performance. 3

DURATION 4

Throughout the period, portfolio duration stance was adjusted in anticipation of interest rate changes. As interest rates decreased in the latter portion of the year, portfolio positioning proved advantageous, positively impacting the fund's total return.

2 Investing in certain mortgage-backed securities may result in special risks such as the risk of receiving unscheduled principal payments. This may result in the fund receiving a lower rate of interest.

3 High yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

4 Duration is a measure of a securities price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Income Securities, Inc. (Class A Shares) (the "Fund") from February 28, 1997 to February 28, 2007, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investment objectives, and a blended index (LBMBGS) comprised of 60% Lehman Brothers Mortgage Backed Securities Index (LBMBSI) and 40% Lehman Brothers Government Index (LBGI). 2

Average Annual Total Returns [3] for the Period Ended 2/28/2007
1 Year	0.08%
5 Years	3.39%
10 Years	5.13%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The LBMBGS is a weighted index that combines components of the LBMBSI and the LBGI. Figures shown for the index assume a constant weighting of 60% LBMBSI and 40% LBGI throughout the reporting period. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Income Securities, Inc. (Class B Shares) (the "Fund") from February 28, 1997 to February 28, 2007, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investment objectives, and a blended index (LBMBGS) comprised of 60% Lehman Brothers Mortgage Backed Securities Index (LBMBSI) and 40% Lehman Brothers Government Index (LBGI). 2

Average Annual Total Returns [3] for the Period Ended 2/28/2007
1 Year	(1.41)%
5 Years	3.24%
10 Years	4.94%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The LBMBGS is a weighted index that combines components of the LBMBSI and the LBGI. Figures shown for the index assume a constant weighting of 60% LBMBSI and 40% LBGI throughout the reporting period. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Income Securities, Inc. (Class C Shares) (the "Fund") from February 28, 1997 to February 28, 2007, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investment objectives, and a blended index (LBMBGS) comprised of 60% Lehman Brothers Mortgage Backed Securities Index (LBMBSI) and 40% Lehman Brothers Government Index (LBGI). 2

Average Annual Total Returns [3] for the Period Ended 2/28/2006
1 Year	3.08%
5 Years	3.60%
10 Years	4.83%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The LBMBGS is a weighted index that combines components of the LBMBSI and the LBGI. Figures shown for the index assume a constant weighting of 60% LBMBSI and 40% LBGI throughout the reporting period. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Government Income Securities, Inc. (Class F Shares) (the "Fund") from February 28, 1997 to February 28, 2007, compared to the Merrill Lynch 5 Year Treasury Index (ML5T), a broad-based market index, the Lipper General U.S. Government Funds Average (LGUSGFA), an average of funds with similar investment objectives, and a blended index (LBMBGS) comprised of 60% Lehman Brothers Mortgage Backed Securities Index (LBMBSI) and 40% Lehman Brothers Government Index (LBGI). 2

Average Annual Total Returns [3] for the Period Ended 2/28/2007
1 Year	2.82%
5 Years	4.15%
10 Years	5.51%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML5T, LBMBGS and the LGUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 The ML5T and the LBMBGS are not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LGUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The LBMBGS is a weighted index that combines components of the LBMBSI and the LBGI. Figures shown for the index assume a constant weighting of 60% LBMBSI and 40% LBGI throughout the reporting period. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's portfolio composition 1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	69.1%
U.S. Treasury Securities	27.0%
U.S. Government Agency Securities	8.2%
Non-Agency Mortgage-Backed Securities	5.3%
Derivative Contracts [2]	0.0	% [3]
Repurchase Agreements--Collateral [4]	24.6%
Repurchase Agreements--Cash	1.2%
Other Assets and Liabilities--Net [5]	(35.4)%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 The impact of a derivative contract on the Fund's performance may be larger than its relative market value would indicate. In many cases, the value of securities underlying a derivative contract or the notional amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's derivative contracts, including such underlying notional values, can be found in the table at the end of the Portfolio of Investments included in this Annual Report.

3 Represents less than 0.1%.

4 Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007

Principal Amount			Value
		U.S. TREASURY--27.0%
$20,000,000	[1]	Notes, 4.875%, 10/31/2008 - 5/15/2009	$20,064,579
5,100,000		Notes, 3.375%, 11/15/2008	4,990,845
32,000,000	[1]	Notes, 4.625%, 11/15/2009 - 11/15/2016	32,111,641
36,700,000	[1]	Notes, 4.250%, 10/15/2010 - 8/15/2013	36,285,276
6,494,800		U.S. Treasury Inflation Protected Note, 2.500%, 7/15/2016	6,671,497
10,200,000	[1]	Bonds, 7.250%, 5/15/2016	12,217,750
16,200,000	[1]	Bonds, 8.125%, 5/15/2021 - 8/15/2021	21,813,795
6,500,000		Bonds, 6.875%, 8/15/2025	8,151,820
9,000,000	[1]	Bonds, 5.375%, 2/15/2031	9,807,818
		TOTAL U.S. TREASURY (IDENTIFIED COST $151,281,336)	152,115,021
		GOVERNMENT AGENCIES--8.2%
		Federal Home Loan Bank System--4.2%
24,000,000		4.625%, 2/1/2008	23,895,667
		Federal Home Loan Mortgage Corporation--3.1%
15,000,000		5.000%, 11/1/2010	14,936,064
2,500,000		5.625%, 11/23/2035	2,474,701
		TOTAL	17,410,765
		Federal National Mortgage Association--0.9%
5,000,000		6.000%, 5/15/2011	5,227,290
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,300,788)	46,533,722
		MORTGAGE-BACKED SECURITIES--55.5%
		Federal Home Loan Mortgage Corporation--33.3%
70,798,320	[2]	5.000%, 2/1/2019 - 4/1/2036	69,005,882
90,258,691		5.500%, 12/1/2020 - 3/1/2037	89,764,179
17,207,633		6.000%, 4/1/2036 - 3/1/2037	17,359,066
10,379,679		7.000%, 9/1/2030 - 4/1/2032	10,746,732
922,081		7.500%, 6/1/2007 - 12/1/2015	948,651
408,143		8.000%, 2/1/2031	425,361
		TOTAL	188,249,871
		Federal National Mortgage Association--21.3%
27,332,679		4.500%, 12/1/2019	26,517,069
13,632,934		5.000%, 3/1/2034	13,251,078
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES--continued
		Federal National Mortgage Association--continued
$30,997,606		5.500%, 9/1/2034 - 1/1/2036	$30,757,415
33,936,134		6.000%, 5/1/2016 - 4/1/2037	34,283,163
11,460,000		6.500%, 3/1/2037	11,680,940
866,953		7.000%, 1/1/2031 - 3/1/2032	899,304
1,998,428		7.500%, 7/1/2028 - 2/1/2030	2,101,547
538,312		8.000%, 2/1/2030 - 1/1/2031	562,095
		TOTAL	120,052,611
		Government National Mortgage Association--0.9%
483,104		5.500%, 12/20/2014 - 5/20/2018	482,914
294,515		6.000%, 12/15/2013 - 5/15/2024	300,010
200,915		6.500%, 9/15/2013 - 5/20/2016	205,836
354,773		7.000%, 4/20/2016 - 10/15/2028	368,686
342,077		7.500%, 7/15/2029 - 1/15/2031	358,051
74,518		8.000%, 6/15/2017	78,265
203,750		8.500%, 12/15/2029 - 11/15/2030	219,603
9,069		9.000%, 2/15/2009	9,277
616,590		10.500%, 3/15/2016	691,016
365,974		11.000%, 1/15/2010 - 10/15/2019	415,544
1,195,689		12.000%, 5/15/2011 - 1/15/2016	1,359,823
459,694		12.500%, 4/15/2010 - 7/15/2015	518,290
59,929		13.000%, 3/15/2011 - 11/15/2014	68,682
		TOTAL	5,075,997
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $309,021,477)	313,378,479
		COLLATERALIZED MORTGAGE OBLIGATIONS--14.9%
5,939,987		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	5,835,811
4,309,441		Federal Home Loan Mortgage Corp. REMIC 2981 FA, 5.720%, 5/15/2035	4,319,164
11,415,520		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 5.650%, 5/15/2036	11,459,341
8,548,954		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 5.630%, 6/15/2036	8,571,656
2,962,968		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 5.720%, 8/15/2036	2,977,416
1,884,550		Federal National Mortgage Association REMIC 2005-63 FC, 5.570%, 10/25/2031	1,885,323
4,774,987		Federal National Mortgage Association REMIC 2006-104 FY, 5.660%, 11/25/2036	4,783,157
2,591,686		Federal National Mortgage Association REMIC 2006-43 FL, 5.720%, 6/25/2036	2,609,093
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
$8,271,539		Federal National Mortgage Association REMIC 2006-58 FP, 5.620%, 7/25/2036	$8,303,936
5,744,314		Federal National Mortgage Association REMIC 2006-81 FB, 5.670%, 9/25/2036	5,780,093
3,252,498		Federal National Mortgage Association REMIC 2006-93 FM, 5.700%, 10/25/2036	3,251,715
4,735,476		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	4,652,614
3,628,752		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	3,594,200
7,007,989		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.565%, 11/25/2034	6,975,979
5,364,321		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 5.520%, 8/7/2011	5,366,245
3,789,592		Washington Mutual 2006-AR1, Class 2A1B, 5.953%, 1/25/2046	3,799,577
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $82,801,819)	84,165,320
		ADJUSTABLE RATE MORTGAGES--4.0%
		Federal Home Loan Mortgage Corporation HYBRID ARM--3.4%
10,306,429		5.577%, 7/1/2036	10,353,303
5,385,732		5.655%, 4/1/2036	5,422,877
3,177,089		5.701%, 9/1/2036	3,200,533
		TOTAL	18,976,713
		Federal National Mortgage Association HYBRID ARM--0.6%
3,444,938		5.470%, 5/1/2036	3,469,483
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $22,312,674)	22,446,196
		REPURCHASE AGREEMENTS--25.8%
5,742,000	[3]	Interest in $59,018,000 joint repurchase agreement 5.260%, dated 2/12/2007 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 12/15/2036 for $59,268,072 on 3/13/2007. The market value of the underlying securities at the end of the period was $60,775,165 (segregated pending settlement of dollar roll transactions).	5,742,000
6,927,000		Interest in $4,600,000,000 joint repurchase agreement 5.340%, dated 2/28/2007 under which Bank of America N.A. will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was $4,692,695,980.	6,927,000
10,000,000	[3]	Interest in $62,000,000 joint repurchase agreement 5.270%, dated 2/15/2007 under which Goldman Sachs and Co. will repurchase a U.S. Government Agency security maturing on 5/1/2036 for $62,290,436 on 3/19/2007. The market value of the underlying security at the end of the period was $63,240,000 (segregated pending settlement of dollar roll transactions).	10,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$61,631,000		Interest in $2,000,000,000 joint repurchase agreement 5.340%, dated 2/28/2007 under which CS First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/24/2042 for $2,000,296,667 on 3/1/2007. The market value of the underlying securities at the end of the period was $2,060,003,430 (purchased with proceeds from securities lending collateral).	$61,631,000
61,000,000		Interest in $3,300,000,000 joint repurchase agreement 5.340%, dated 2/28/2007 under which ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 12/1/2036 for $3,300,489,500 on 3/1/2007. The market value of the underlying securities at the end of the period was $3,370,455,305 (purchased with proceeds from securities lending collateral).	61,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	145,300,000
		TOTAL INVESTMENTS--135.4% (IDENTIFIED COST $757,018,094) [4]	763,938,738
		OTHER ASSETS AND LIABILITIES - NET--(35.4)%	(199,924,321)
		TOTAL NET ASSETS--100%	$564,014,417

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 The cost of investments for federal tax purposes amounts to $757,577,969.

At February 28, 2007, the Fund had the following outstanding long futures contract:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Bond Futures	40	$4,517,500	June 2007	$54,207

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007

Assets:
Investments in securities	$618,638,738
Investments in repurchase agreements	145,300,000
Total investments in securities, at value including $118,083,378 of securities loaned (identified cost $757,018,094)		$763,938,738
Cash		654
Income receivable		4,124,927
Receivable for investments sold		21,555,184
Receivable for shares sold		525,317
Other assets		55,518
TOTAL ASSETS		790,200,338
Liabilities:
Payable for investments purchased	101,212,028
Payable for shares redeemed	1,028,435
Income distribution payable	912,332
Payable for daily variation margin	17,500
Payable for collateral due to broker	122,631,000
Payable for distribution services fee (Note 5)	38,677
Payable for shareholder services fee (Note 5)	109,465
Accrued expenses	236,484
TOTAL LIABILITIES		226,185,921
Net assets for 64,077,531 shares outstanding		$564,014,417
Net Assets Consist of:
Paid-in capital		$624,438,740
Net unrealized appreciation of investments and futures contracts		6,974,851
Accumulated net realized loss on investments and futures contracts		(67,658,145)
Undistributed net investment income		258,971
TOTAL NET ASSETS		$564,014,417

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($76,036,630 ÷ 8,626,077 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.81
Offering price per share (100/95.50 of $8.81) [1]	$9.23
Redemption proceeds per share	$8.81
Class B Shares:
Net asset value per share ($50,683,117 ÷ 5,767,937 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.79
Offering price per share	$8.79
Redemption proceeds per share (94.50/100 of $8.79) [1]	$8.31
Class C Shares:
Net asset value per share ($15,779,422 ÷ 1,789,004 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.82
Offering price per share	$8.82
Redemption proceeds per share (99.00/100 of $8.82) [1]	$8.73
Class F Shares:
Net asset value per share ($421,515,248 ÷ 47,894,513 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.80
Offering price per share (100/99.00 of $8.80) [1]	$8.89
Redemption proceeds per share (99.00/100 of $8.80) [1]	$8.71

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2007

Investment Income:
Interest (including income on securities loaned of $157,786)			$32,367,723
Expenses:
Investment adviser fee (Note 5)		$4,476,807
Administrative personnel and services fee (Note 5)		474,564
Custodian fees		50,442
Transfer and dividend disbursing agent fees and expenses		671,006
Directors'/Trustees' fees		18,035
Auditing fees		18,626
Legal fees		9,801
Portfolio accounting fees		156,693
Distribution services fee--Class A Shares (Note 5)		175,455
Distribution services fee--Class B Shares (Note 5)		454,361
Distribution services fee--Class C Shares (Note 5)		136,939
Shareholder services fee--Class A Shares (Note 5)		170,790
Shareholder services fee--Class B Shares (Note 5)		151,454
Shareholder services fee--Class C Shares (Note 5)		43,884
Shareholder services fee--Class F Shares (Note 5)		1,103,238
Share registration costs		60,527
Printing and postage		61,787
Insurance premiums		6,528
Taxes		22,704
Miscellaneous		10,725
TOTAL EXPENSES		8,274,366
Waivers (Note 5):
Waiver of investment adviser fee	$(1,573,291)
Waiver of administrative personnel and services fee	(19,720)
Waiver of distribution services fee--Class A Shares	(175,455)
TOTAL WAIVERS		(1,768,466)
Net expenses			6,505,900
Net investment income			25,861,823
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(6,186,065)
Net realized gain on futures contracts			353,048
Net change in unrealized appreciation of investments			6,403,988
Net change in unrealized appreciation of futures contracts			54,207
Net realized and unrealized gain on investments and futures contracts			625,178
Change in net assets resulting from operations			$26,487,001

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,861,823	$26,630,648	[1]
Net realized loss on investments and futures contracts	(5,833,017)	(7,059,238	) [1]
Net change in unrealized appreciation/depreciation on investments and futures contracts	6,458,195	(4,600,695)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	26,487,001	14,970,715
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,107,795)	(2,642,210)
Class B Shares	(2,180,508)	(2,720,483)
Class C Shares	(650,664)	(791,868)
Class F Shares	(19,643,170)	(20,893,086)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,582,137)	(27,047,647)
Share Transactions:
Proceeds from sale of shares	40,163,580	48,322,540
Net asset value of shares issued in connection with the tax-free transfer of assets from NorthTrack Government Fund	--	19,211,565
Net asset value of shares issued to shareholders in payment of distributions declared	13,444,422	13,529,029
Cost of shares redeemed	(142,140,910)	(148,740,257)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,532,908)	(67,677,123)
Change in net assets	(87,628,044)	(79,754,055)
Net Assets:
Beginning of period	651,642,461	731,396,516
End of period (including undistributed net investment income of $258,971 and $170,984, respectively)	$564,014,417	$651,642,461

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended February 28, 2006, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007

1. ORGANIZATION

Federated Government Income Securities, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income.

On May 2, 2005, the Fund received assets from NorthTrack Government Fund as the result of a tax-free reorganization, as follows:

	Class A Shares of the Fund Issued	NorthTrack Government Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of NorthTrack Government Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
NorthTrack Government Fund	2,141,758	$19,211,565	$138,200	$716,488,583	$19,211,565	$735,700,148

1 Unrealized Depreciation is included in the NorthTrack Government Fund Net Assets Received amount shown above.

The Fund acquired $2,351,622 of capital loss carryforward from the tax-free transfer of assets from the NorthTrack Government Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended February 28, 2007, the Fund had net realized gains on futures contracts of $353,048.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Dollar Roll Transactions

The Fund enters into dollar roll transactions with respect to mortgage securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months. The Fund will use the proceeds generated from the transaction to invest in short-term investments or mortgage-backed securities which may enhance the Fund's current yield and total return.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of February 28, 2007, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$118,083,378	$122,631,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended February 28	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,198,783	$27,932,874	3,380,375	$30,095,158
Shares issued in connection with tax-free transfer of assets from NorthTrack Government Fund	--	--	2,141,758	19,211,565
Shares issued to shareholders in payment of distributions declared	260,300	2,271,713	207,292	1,839,345
Shares redeemed	(2,762,232)	(24,066,706)	(3,342,725)	(29,755,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	696,851	$6,137,881	2,386,700	$21,390,496

Year Ended February 28	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	329,153	$2,862,671	732,528	$6,503,966
Shares issued to shareholders in payment of distributions declared	191,823	1,667,173	223,567	1,979,002
Shares redeemed	(3,015,043)	(26,194,926)	(3,612,442)	(32,036,320)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,494,067)	$(21,665,082)	(2,656,347)	$(23,553,352)

Year Ended February 28	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	373,116	$3,261,622	419,257	$3,725,491
Shares issued to shareholders in payment of distributions declared	35,219	307,292	39,358	349,576
Shares redeemed	(1,198,944)	(10,426,560)	(795,826)	(7,066,703)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(790,609)	$(6,857,646)	(337,211)	$(2,991,636)

Year Ended February 28	2007		2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	695,900	$6,106,413	899,682	$7,997,925
Shares issued to shareholders in payment of distributions declared	1,056,384	9,198,244	1,056,031	9,361,106
Shares redeemed	(9,356,758)	(81,452,718)	(9,000,378)	(79,881,662)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(7,604,474)	$(66,148,061)	(7,044,665)	$(62,522,631)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,192,299)	$(88,532,908)	(7,651,523)	$(67,677,123)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for dollar rolls and discount accretion/premium amortization on debt securities.

For the year ended February 28, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Paid-In Capital	Accumulated Net Realized Gains (Loss)
$(191,699)	$(4)	$191,703

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended February 28, 2007 and 2006, was as follows:

	2007	2006
Ordinary income [1]	$25,582,137	$27,047,647

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of February 28, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$258,971
Net unrealized appreciation	$6,360,769
Capital loss carryforward and deferrals	$(67,044,063)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to wash sales adjustments, differing treatments for income recognition on dollar roll transactions and discount accretion/premium amortization on debt securities.

At February 28, 2007, the cost of investments for federal tax purposes was $757,577,969. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $6,360,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,450,663 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,089,894.

At February 28, 2007, the Fund had a capital loss carryforward of $66,959,569 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 27,302,953
2009	$ 21,466,819
2012	$ 40,711
2013	$ 4,109,985
2014	$ 4,180,055
2015	$ 9,859,046

As a result of the tax-free transfer of assets from the NorthTrack Government Fund, certain capital loss carryforwards listed above may be limited.

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of February 28, 2007, for federal income tax purposes, post October losses of $84,494 were deferred to March 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. For the year ended February 28, 2007, the Adviser waived $1,573,291 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended February 28, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

For the year ended February 28, 2007, FSC waived $175,455 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended February 28, 2007, FSC retained $22,911 of fees paid by the Fund.

Sales Charges

For the year ended February 28, 2007, FSC retained $2,614 in sales charges from the sale of Class A Shares. FSC also retained $1,655 of contingent deferred sales charges relating to redemptions of Class C Shares and $12,903 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended February 28, 2007, FSSC received $16,327 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.99%, 1.75%, 1.75% and 0.99%, respectively, for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended February 28, 2007, were as follows:

Purchases	$14,910,315
Sales	$26,250,940

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the year ended February 28, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than August 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED GOVERNMENT INCOME SECURITIES, INC.:

We have audited the accompanying statement of assets and liabilities of Federated Government Income Securities, Inc. (the "Fund"), including the portfolio of investments, as of February 28, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended February 28, 2005 were audited by another independent registered public accounting firm whose report, dated April 15, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Income Securities, Inc., at February 28, 2007, the results of its operations for the year then ended, changes in its net assets and financial highlights for the each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
April 19, 2007

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Fund comprised one portfolio, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: September 1981	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: January 2000	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham Birth Date: February 10, 1966 VICE PRESIDENT Began serving: August 2005	Principal Occupations : Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. He is Vice President of the Fund. Mr. Abraham has been a Portfolio Manager since 1995, a Vice President of the Fund's Adviser since 1997 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Evaluation and Approval of Advisory Contract

FEDERATED GOVERNMENT INCOME SECURITIES, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the Fund and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Government Income Securities, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313912206
Cusip 313912305
Cusip 313912404
Cusip 313912107

G001109-01 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $21,000

                  Fiscal year ended 2006 - $19,895

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,509
      respectively.  Fiscal year ended 2006 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,412
      respectively.  Fiscal year ended 2006- Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $155,919

            Fiscal year ended 2006 - $82,024

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED GOVERNMENT INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE         April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007